CONSOLIDATION AND VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONSOLIDATION AND VARIABLE INTEREST ENTITIES	CONSOLIDATION AND VARIABLE INTEREST ENTITIES
The Company has variable interests in securitization vehicles that it sponsors. The Company consolidates VIEs when it is deemed to be the primary beneficiary. In order to be primary beneficiary, the Company must have a controlling financial interest in the VIE. This is determined by evaluating if the Company has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant.
Consolidated VIEs
As of December 31, 2024 and December 31, 2023, the Company has determined that it is the primary beneficiary of Pagaya Structured Holdings LLC, Pagaya Structured Holdings II LLC, and Pagaya Structured Holding III LLC (“Risk Retention Entities”). As sponsor of securitization transactions, the Company is subject to risk retention requirements and established the Risk Retention Entities to meet these requirements.

Below is a summary of assets and liabilities from the Company’s involvement with consolidated VIEs (i.e., Risk Retention Entities) (in thousands):

	Assets	Liabilities	Net Assets
As of December 31, 2024	$142,584	$—	$142,584
As of December 31, 2023	$132,660	$—	$132,660
Unconsolidated VIEs
The Company determined that it is not the primary beneficiary of the trusts which hold the loans and issue securities associated with the securitization transactions the Company sponsors. The Company does not have the power to direct or control the activities which most significantly affect the performance of the trusts, which was determined to be servicing loans.
The Company’s maximum exposure to loss from its involvement with unconsolidated VIEs represents the estimated loss that would be incurred under severe, hypothetical circumstances, for which the Company believes the possibility is remote, such as where the value of securitization notes and senior and residual certificates the Company holds as part of the risk retention requirement declines to zero.
Below is a summary of the Company’s direct interest in (i.e., not held through Risk Retention Entities) variable interests in nonconsolidated VIEs (in thousands):

	Carrying Amount	Maximum Exposure to Loss	VIE Assets
As of December 31, 2024	$628,038	$628,038	$10,708,146
As of December 31, 2023	$591,030	$591,030	$8,363,402

From time to time, the Company may, but is not obligated to, purchase assets from the Financing Vehicles. Such repurchases can occur at the Company’s discretion. For the year ended December 31, 2024, the Company purchased approximately $39.9 million of loan principal from the Financing Vehicles, and included a loss of approximately $36.4 million in general and administrative expenses with respect to these loans. For the year ended December 31, 2023, the Company did not purchase assets or loans from the Financing Vehicles. For the year ended December 31, 2022, the Company purchased approximately $29.6 million of loan principal from the Financing Vehicles, and included a loss of approximately $22.9 million in general and administrative expenses with respect to these loans.